Debt (Details)						1 Months Ended	2 Months Ended	6 Months Ended
	Dec. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Sep. 27, 2024 USD ($)	May 28, 2024 USD ($)	May 01, 2020 USD ($)	Feb. 28, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 10, 2025 $ / shares	Jan. 17, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Aug. 31, 2021 USD ($)
Debt (Details) [Line Items]
Unpaid balance								$ 891				$ 10,592	$ 28,064
Preferred stock par value (in Dollars per share) | $ / shares										$ 0.001		$ 0.001
Issued shares (in Shares) | shares								15,000
Issued shares, value								$ 49,650	$ 0
Paycheck Protection Program CARES Act [Member]
Debt (Details) [Line Items]
Loan received					$ 130,200
Convertible note payable to settle the issuance costs, percentage					1.00%								1.00%
Principal amount														$ 96,795
Unpaid balance												$ 10,592
Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Merchant cash advance agreement proceeds totaling	$ 50,000	$ 268,000	$ 99,250	$ 198,500
Future receivables purchased		228,480	136,000	272,000
Weekly payments		$ 8,160	$ 4,857	$ 9,714
Unpaid balance of the merchant cash advances								$ 15,338				$ 187,921
Convertible Debt [Member]
Debt (Details) [Line Items]
Convertible note payable to settle the issuance costs, percentage								7.00%
Debt issuance costs, net								$ 164,000
Conversion price per share of common stock (in Dollars per share) | $ / shares								$ 5.46
Five Narrow Lane LP (“FNL”) [Member]
Debt (Details) [Line Items]
Aggregate principal amount											$ 2,300,000
Proceeds from issuance of debt							$ 2,050,000	$ 2,050,000
Debt instrument, conversion, multiplier											3
Debt issuance costs, net								$ 255,000
Series C Preferred Stock [Member] | Five Narrow Lane LP (“FNL”) [Member]
Debt (Details) [Line Items]
Preferred stock par value (in Dollars per share) | $ / shares											$ 0.001
Debt Instrument, Redemption, Period One [Member] | Amended September 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Weekly payments						$ 1,214
Debt Instrument, Redemption, Period One [Member] | Amended October 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Weekly payments						2,040
Debt Instrument, Redemption, Period Two [Member] | Amended September 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Weekly payments						4,585
Debt Instrument, Redemption, Period Two [Member] | Amended October 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Weekly payments						8,160
Debt Instrument, Redemption, Period Three [Member] | Amended September 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Weekly payments						3,643
Debt Instrument, Redemption, Period Three [Member] | Amended October 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Weekly payments						$ 36,120